RELATED PARTY TRANSACTIONS (Details)				12 Months Ended
	Dec. 24, 2024 USD ($)	Aug. 31, 2023 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2024 USD ($) agreement $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 27, 2024 USD ($)	May 24, 2024 USD ($)	Mar. 28, 2023 USD ($)
Disclosure of transactions between related parties [line items]
Asset management fee as percent per quarter				0.3125%
Asset management fee, percent				1.25%
Preferred shares, subscription price (in dollars per share) | $ / shares				$ 25.00
Amount called on the equity commitment				$ 0	$ 0
Due from Brookfield Infrastructure				1,278,000,000	1,288,000,000
Loans payable to Brookfield Infrastructure				102,000,000	26,000,000
Amounts payable, related party transactions				30,000,000	10,000,000
Amounts receivable, related party transactions				19,000,000	19,000,000
Class Exchangeable Shares
Disclosure of transactions between related parties [line items]
Redeemable and exchangeable partnership units, exchange ratio	1
Australian Regulated Utility Operation
Disclosure of transactions between related parties [line items]
Ownership and voting Interest		7.90%
Disposal of subsidiaries, net of cash disposed		$ 435,000,000
AusNet Services Ltd
Disclosure of transactions between related parties [line items]
Gain (loss) on disposition		32,000,000
Reclassification adjustments on exchange differences on translation, net of tax		$ 28,000,000		$ 28,000,000
Revolving Credit Facility With Brookfield
Disclosure of transactions between related parties [line items]
Number of borrowing agreements | agreement				2
Borrowing, term				10 years
Credit facility, maximum borrowing capacity				$ 1,000,000,000
Senior Unsecured Revolving Credit Facility
Disclosure of transactions between related parties [line items]
Number of borrowing agreements | agreement				2
Credit facility, maximum borrowing capacity	$ 150,000,000
Borrowings				$ 0	0
Borrowings maturity, term	10 years
Borrowings maturity, annual extensions period	1 year
BIHC
Disclosure of transactions between related parties [line items]
Related party, equity commitment				1,000,000,000
BIHC | Senior Unsecured Revolving Credit Facility
Disclosure of transactions between related parties [line items]
Credit facility, maximum borrowing capacity			$ 1,000,000,000
Borrowings maturity, term			10 years
Brookfield Infrastructure
Disclosure of transactions between related parties [line items]
Borrowings								$ 100,000,000
Borrowings, adjustment to interest rate basis									2.00%
Interest expense, related party transactions				8,000,000	14,000,000
Loans payable to Brookfield Infrastructure				$ 0
Weighted average interest rates				0.20%
Interest accrued, on demand deposit				$ 3,000,000	1,000,000
Interest expenses on demand deposit payable				$ 0	1,000,000
Service Provider
Disclosure of transactions between related parties [line items]
Asset management fee as percent per quarter				0.3125%
Asset management fee, percent				1.25%
Services received, related party transactions				$ 67,000,000	63,000,000	$ 63,000,000
Subsidiary of Common Parent (Brookfield) | Brookfield Office Properties Inc.
Disclosure of transactions between related parties [line items]
Services received, related party transactions				0	0	0
Revenue from rendering of services, related party transactions				1,000,000	1,000,000	$ 1,000,000
Subsidiary of Common Parent (Brookfield) | Brookfield Infrastructure
Disclosure of transactions between related parties [line items]
Borrowings				57,000,000
Borrowings, adjustment to interest rate basis								2.10%	2.10%
Interest expense, related party transactions				4,000,000
Due from Brookfield Infrastructure				1,178,000,000	$ 1,038,000,000
March Loan Agreement | Brookfield Infrastructure
Disclosure of transactions between related parties [line items]
Borrowings								$ 200,000,000	$ 250,000,000
Interest expense, related party transactions				10,000,000
March Loan Agreement | Brookfield Infrastructure | Loans Payable To Brookfield Infrastructure Until May 24 2029
Disclosure of transactions between related parties [line items]
Borrowings, adjustment to interest rate basis									4.75%
May Loan Agreement | Brookfield Infrastructure
Disclosure of transactions between related parties [line items]
Borrowings, adjustment to interest rate basis								4.75%
Interest expense, related party transactions				1,000,000
Additional borrowings on Loan Under Non-cash Transaction								$ 24,000,000
Borrowings Outstanding				$ 43,000,000
May Loan Agreement | Brookfield Infrastructure | Loan Maturity Date of May 24, 2026
Disclosure of transactions between related parties [line items]
Borrowings, adjustment to interest rate basis								2.10%
May Loan Agreement | Brookfield Infrastructure | Loan Maturity Date of May 24, 2029
Disclosure of transactions between related parties [line items]
Borrowings, adjustment to interest rate basis								4.75%
December Loan Agreement | Brookfield Infrastructure
Disclosure of transactions between related parties [line items]
Borrowings							$ 17,000,000
Non-cash Settlement
Disclosure of transactions between related parties [line items]
Loans payable to Brookfield Infrastructure								$ 26,000,000